Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets and liabilities held for sale [line items]
Assets held for sale or exchange	€ 325	€ 68	€ 34	[1]
Liabilities related to assets held for sale or exchange	€ 6	€ 0	€ 0	[2]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).
[2]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).